As filed with the U.S. Securities and Exchange Commission on December 16, 2015

Securities Act File No. 333-166018

Investment Company Act File No. 811-22406

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 47	☑

MIRAE ASSET DISCOVERY FUNDS
(Exact Name of Registrant as Specified in Charter)
1350 Avenue of the Americas, 33rd Floor
New York, New York 10019
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Peter Graham
1350 Avenue of the Americas, 33rd Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copy to:
Laurin Blumenthal Kleiman
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒   immediately upon filing pursuant to paragraph (b)

☐   on (date) pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  An indefinite number of shares of Beneficial Interest is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

This Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A for Mirae Asset Discovery Funds (the “Trust”) is being filed solely for the purpose of including certain Exhibits to the Trust’s Registration Statement.  No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A – PROSPECTUS

The Prospectus for the Global Growth Fund is incorporated herein by reference to the Trust’s 485(b) filing, as filed on November 16, 2015 (SEC Accession No. 0001447572-15-000061).

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Global Growth Fund  is incorporated herein by reference to the Trust’s 485(b) filing, as filed on November 16, 2015 (SEC Accession No. 0001447572-15-000061).

PART C – OTHER INFORMATION

Filed herewith.

MIRAE ASSET DISCOVERY FUNDS

PART C

OTHER INFORMATION

Item 28.	Exhibits:
(a)(1)	Mirae Asset Discovery Funds (the “Registrant”) Certificate of Trust filed April 7, 2010. (b)
(a)(2)	Amendment to the Certificate of Trust. (g)
(a)(3)	Amendment to the Certificate of Trust.(j)
(a)(4)	Amendment to the Certificate of Trust.(k)
(a)(5)	Amendment to the Certificate of Trust. (l)
(a)(6)	Registrant’s Agreement and Declaration of Trust dated April 7, 2010. (b)
(b)	Registrant’s By-Laws dated April 7, 2010. (b)
(c)	Portions of the Agreement and Deed of Trust and By-Laws defining the rights of shareholders. (a)
(d)(1)	Investment Management Agreement between the Registrant and Mirae Asset Global Investments (USA) LLC. (f)
(d)(2)	Amendment to the Investment Management Agreement. (g)
(d)(3)	Amendment 3 to the Investment Management Agreement. (i)
(d)(4)	Amendment 4 to the Investment Management Agreement. (m)
(d)(5)	Sub-Management Agreement between Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”) and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”). (f)
(d)(6)	Expense Limitation Agreement. (f)
(d)(7)	Amendment No. 1 to the Expense Limitation Agreement. (f)
(d)(8)	Amendment No. 2 to the Expense Limitation Agreement. (g)
(d)(9)	Third Amendment to Schedule A of Expense Limitation Agreement. (i)
(d)(10)	Fourth Amendment to Schedule A of Expense Limitation Agreement. (i)
(d)(11)	Fifth Amendment to Schedule A of Expense Limitation Agreement.(j)
(d)(12)	Sixth Amendment to Schedule A of Expense Limitation Agreement.(k)
(d)(13)	Seventh Amendment to Schedule A of Expense Limitation Agreement. (l)
(d)(14)	Eighth Amendment to Schedule A of Expense Limitation Agreement. (m)
(e)(1)	Distribution Agreement between the Registrant and Funds Distributor, LLC. (f)
(e)(2)	Second Amendment to the Distribution Agreement. (g)
(e)(3)	Third Amendment to the Distribution Agreement. (m)
(e)(4)	Distribution Services Agreement between Mirae Asset USA and Funds Distributor, LLC. (f)
(e)(5)	First Amendment to the Distribution Services Agreement. (g)
(e)(6)	Form of Selling Group Member Agreement. (c)
(e)(7)	Form of Dealer Agreement. (c)
(f)	Not applicable.
(g)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. (f)
(g)(1)	Third Revised Appendix A to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. (m)
(h)(1)	Services Agreement between Registrant and Citi Fund Services Ohio, Inc. (f)
(h)(2)	Amendment dated 7/1/11 to the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (f)
(h)(3)	Amendment to Services Agreement. (h)
(h)(4)	Amendment dated March 31, 2015 to the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc.(l)
(h)(5)	Amendment to Services Agreement. (m)
(h)(6)	Principal Financial Officer Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (f)
(h)(7)	Amendment to the Principal Financial Officer Services Agreement. (h)
(h)(8)	Amendment to the Principal Financial Officer Services Agreement. (m)
(h)(9)	Transfer Agency Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (assigned to SunGard Investor Services, LLC.).(l)
(h)(10)	Amendment to Transfer Agency Services Agreement between Registrant and SunGard Investor Services, LLC. (m)
(h)(11)	Fund Compliance and AML Services Agreement between the Registrant and Foreside Fund Officer Services, LLC dated April 19, 2010. (f)
(h)(12)	Amendment to Fund Officer and AML Services Agreement. (m)
(h)(13)	Uncommitted Demand Line of Credit Facility between the Registrant and Citibank, N.A. (l)
(i)	Opinion and Consent of Counsel. *
(j)	Not applicable.
(k)	Not applicable.
(l)	Purchase Agreement between Registrant and Mirae Asset Global Investments (USA) LLC. (f)
(m)(1)	Amended Class A Shares Distribution Plan Pursuant to Rule 12b-1. (m)
(m)(2)	Amended Class C Shares Distribution Plan Pursuant to Rule 12b-1. (m)
(n)	Amended Plan pursuant to Rule 18f-3. (m)
(o)	Not applicable.
(p)(1)	Mirae Asset Global Investments (USA) LLC Code of Ethics. (d)
(p)(2)	Mirae Asset Global Investments (Hong Kong) Ltd. Code of Ethics. (d)
(p)(3)	Registrant’s Code of Ethics. (d)
(p)(4)	Funds Distributor, LLC Code of Ethics. (d)
(q)	Power of Attorney. (l)

(a)

Sections 2.9, 2.10, 2.11, 2.12, 2.13, 2.14, 2.15, 3.2, 3.7, 3.8, 3.9, 6.1, 6.2, 6.3, 6.4, 6.5, 6.6, 6.7, 7.1, 7.2, 8.3, 9.2, 9.4, 9.6 of the Registrant’s Agreement and Deed of Trust; Sections 11.1, 11.2 and 11.7 of the Registrant’s By-Laws

(b)	Filed on April 13, 2010 as an exhibit to the Registrant’s initial Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-166018) (the “Registration Statement”)
(c)	Filed on August 19, 2010 as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(d)	Filed on September 15, 2010 as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement.
(e)	Filed on January 26, 2011 as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement.
(f)	Filed on August 29, 2011 as an exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(g)	Filed on January 31, 2012 as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement.
(h)	Filed on February 29, 2012 as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement.
(i)	Filed on August 28, 2012 as an exhibit to Post-Effective Amendment No. 33 to the Registration Statement.
(j)	Filed on August 28, 2013 as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement.
(k)	Filed on August 28, 2014 as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement.
(l)	Filed on August 28, 2015 as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement.
(m)	Filed on November 16, 2015 as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement.
*	File herewith.

Item 29.        Persons Controlled By or Under Common Control with Registrant:

None.

Item 30.        Indemnification:

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust, Section 7(A) of the Registrant’s Services Agreement and Section 7 of the Registrant’s Distribution Agreement.

Article VIII of Registrant’s Agreement and Declaration of Trust dated April 7, 2010 provides as follows:

The Trust shall indemnify each of its Trustees, Advisory Board Members and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Trust or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified against any liability to the Trust or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misconduct, gross negligence or reckless disregard of his duties involved in the conduct of such Indemnified Person’s office (such willful misconduct, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (i) such Indemnified Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

Section 7(A) of the Services Agreement provides that the Registrant will indemnify the Administrator, its affiliates and its and their respective officer, director, employees and representatives for, and will defend and hold each Indemnity harmless from, all losses, costs, damages and expenses (including reasonable legal fees) incurred by the Administrator or such person in any action or proceeding between the Administrator and any third party arising from or in connection with the performance of the Services Agreement imposed on, incurred by, or asserted against the Administrator in connection with or arising out of the following: (i) the Services Agreement, except any loss resulting from the bad faith, willful misfeasance, negligence or reckless disregard of the Administrator, in each case in connection with the services set forth in the Agreement; or (ii) any alleged untrue statement of a material fact contained in any registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant of the Registrant or arising out of or based upon any alleged omission to state a material fact required to be stated in any such document or necessary to make the statements in any such document not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Registrant by the Administrator specifically for use in the Offering Document.

Section 7 of the Distribution Agreement states that the Registrant shall indemnify, defend and hold harmless the Distributor, its affiliates and each of their respective members, managers, directors, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of the Securities Act of 1933 (the “Distributor Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant  (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law.  However, the Registrant is not obligated to indemnify any of the Distributor Indemnitees shall not be deemed to cover any losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Registrant or its counsel by the Distributor in writing and acknowledging the purpose of its use. Additionally, the Registrant’s obligation to indemnify, defend and hold free and harmless the Distributor Indemnitees shall not apply to the extent that losses resulted from the Distributor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Distribution Agreement or by reason of its reckless disregard of its obligations under the Distribution Agreement.

Item 31.        Business and Other Connections of Investment Adviser:

(a)

Mirae Asset Global Investments (USA) LLC, an indirectly majority-owned subsidiary of Mirae Asset Global Investments Co., Ltd., was organized in 2008 for the purpose of providing advisory services to investment companies and other clients. Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (USA) LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name	Position with Mirae Asset Global Investments (USA) LLC	Other Substantial Business, Profession, Vocation or Employment
Peter Graham	Chief Executive Officer since 2013; Head of Product Development and Marketing since 2009	None
Thomas Calabria	Chief Compliance Officer since 2014

Chief Compliance Officer at Horizons ETFs Management (USA) LLC and Horizons ETFs Management (LATAM) LLC since 2014; Chief Compliance Officer at Burnham Asset Management and for Burnham Investors Trust from 2007 to 2014.

Robert Shea	Chief Operating Officer since 2013; Head of Finance and Operations from 2009 to 2013	President (since 2014) and Trustee (since 2015) of Horizons ETF Trust; Director and Executive Vice President of Horizons ETFs Management (USA) LLC and Horizons ETFs Management (LATAM) LLC since 2013.
José Morales, CFA	Chief Investment Officer since 2010	None

(b)

Mirae Asset Global Investments (Hong Kong) Limited, a wholly owned subsidiary of Mirae Asset Global Investments Co., Ltd., was organized in 2003 for the purpose of engaging in portfolio management activities primarily for institutional investors and investment trusts. Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (Hong Kong) Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name	Position with Mirae Asset Global Investments (Hong Kong) Limited	Other Substantial Business, Profession, Vocation or Employment
Jung Ho Rhee, CFA	Chief Executive Officer since 2012

Head of Asset Allocation Team at Mirae Asset Global Investments (Hong Kong) Ltd. in 2011; Managing Director of Global Research and Chief Financial Officer of Mirae Asset Securities (Hong Kong) Ltd. from 2009 to 2011.

Wan Youn Cho	Chief Financial Officer since 2009	None
Josephine Wai Man Tang	Head of Compliance and Chief Compliance Officer since 2015	Head of Legal and Compliance at Enhanced Investment Products Limited (Hong Kong) from 2013-2015; Legal Counsel at CITIC Securities International Management (HK) Limited from 2010-2013.

Item 32.        Principal Underwriters:

(a)	Funds Distributor, LLC, the Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

GMO Series Trust

GMO Trust

Mirae Asset Discovery Funds

(b)

The following are the officers and managers of Funds Distributor, LLC, the Registrant’s underwriter. The main business address of Funds Distributor, LLC is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	President	None
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Paula R. Watson	Three Canal Plaza, Suite 100 Portland, ME 04101	Assistant Secretary	None

(c)	Not applicable.

Item 33.        Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)	Mirae Asset Global Investments (USA) LLC, 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019.
(b)

Mirae Asset Global Investments (Hong Kong) Ltd., Level 15, Three Pacific Place, 1 Queen’s Road East, Hong Kong (records relating to its role as sub-manager of Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund and Asia Great Consumer Fund).

(c)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its role as administrator and fund accounting service provider).
(d)	Citibank, 111 Wall Street, New York, New York 10005 (records relating to its role as custodian).
(e)	Funds Distributor, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its role as principal underwriter).
(f)	SunGard Investor Services, LLC, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its role as transfer agent).

Item 34.        Management Services:

None.

Item 35.        Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 16th day of December, 2015.

MIRAE ASSET DISCOVERY FUNDS

By:  /s/ Peter Graham

Peter Graham, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Peter Graham	President	December 16, 2015
Peter Graham	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	December 16, 2015
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

/s/ Peter Graham	Trustee	December 16, 2015
Peter Graham

* By:	/s/ Ioannis (John) Tzouganatos	December 16, 2015
Ioannis (John) Tzouganatos
as Attorney-In-Fact pursuant to Power of Attorney

Exhibit Index

Exhibit No.	Description
(i)	Opinion and Consent of Counsel